Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Dror Ortho-Design, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001282980
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE